10. FAIR VALUE VALUATION (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

	Level 1	Level 2	Level 3	Total Fair Value

Liabilities
Convertible debentures	$—	$18,985,556	$—	$18,985,556
Note payable	$—	$8,251,937	$—	$8,251,937

December 31, 2012:

Fair Value Measurements

	Level 1	Level 2	Level 3	Total Fair Value

Liabilities
Convertible debentures	$—	$8,776,231	$—	$8,776,231
Note payable	$—	$747,663	$—	$747,663